Other Non-Current Assets (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Other Assets, Noncurrent [Abstract]
Advances made under EPC and non-EPC contracts	$ 18	$ 26
Advances made to municipalities for water system enhancements	93	93
Advances and other asset conveyances to third parties to support LNG terminals	29	30
Tax-related payments and receivables	25	25
Information technology service assets	23	24
Other	9	8
Other non-current assets, net	$ 197	$ 206